Derivative Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Derivative Liability [Abstract]
Derivative Liabilities

As discussed in Note 6 under Convertible Notes Payable, the Company issued debts that consist of the issuance of convertible notes with variable conversion provisions. The conversion terms of the convertible notes are variable based on certain factors, such as the future price of the Company’s common stock. The number of shares of common stock to be issued is based on the future price of the Company’s common stock. The number of shares of common stock issuable upon conversion of the promissory note is indeterminate. Due to the fact that the number of shares of common stock issuable could exceed the Company’s authorized share limit, the equity environment is tainted and all additional convertible debentures and warrants are included in the value of the derivative. Pursuant to ASC 815-15 Embedded Derivatives, the fair values of the variable conversion option and warrants and shares to be issued were recorded as derivative liabilities on the issuance date.

The fair values of the Company’s derivative liabilities were estimated at the issuance date and are revalued at each subsequent reporting date, using a lattice model. The Company recognized current derivative liabilities of $1,838,652 and $1,690,304 at September 30, 2019 and December 31, 2018, respectively. The change in fair value of the derivative liabilities resulted in a loss of $18,690 and a gain of $655,808 for the nine months ended September 30, 2019 and 2018, respectively, which has been reported within other income in the statements of operations. The loss of $18,690 for the nine months ended September 30, 2019 consisted of a gain of $26,267 due to the value attributable to the warrants and a loss in market value of $44,957 on the convertible notes. The gain of $655,808 for the nine months ended September 30, 2018 consisted of a gain of $743,751 due to the value attributable to the warrants and a net loss in market value of $87,943 on the convertible notes.

The following is a summary of changes in the fair market value of the derivative liability during the nine months ended September 30, 2019 and the year ended December 31, 2018, respectively:

Derivative
Liability
Total
Balance, December 31, 2017	$2,255,781
Increase in derivative value due to issuances of convertible promissory notes	336,643
Change in fair market value of derivative liabilities due to the mark to market adjustment	(702,493)
Debt conversions	(199,627)
Balance, December 31, 2018	$1,690,304
Increase in derivative value due to issuances of convertible promissory notes	307,884
Change in fair market value of derivative liabilities due to the mark to market adjustment	18,690
Debt conversions	(178,226)
Balance, September 30, 2019	$1,838,652

Key inputs and assumptions used to value the convertible debentures and warrants issued during the nine months ended September 30, 2019:

●	Stock price ranging from $0.0285 to $0.0066 during these periods would fluctuate with projected volatility.

●	The notes convert with variable conversion prices and fixed conversion prices (tainted notes).

●	An event of default would occur -0-% of the time, increasing 2% per month to a maximum of 10%.

●	The projected annual volatility curve for each valuation period was based on the historical annual volatility of the company in the range of 246.5% - 452.3%.

●	The Company would redeem the notes -0-% of the time, increasing 1% per month to a maximum of 5%.

●	All notes are assumed to be extended at maturity – the time required to convert out this volume of stock.

●	A change of control and fundamental transaction would occur initially -0-% of the time and increase monthly by -0-% to a maximum of -0-%.

●	The monthly trading volume would average $336,476 to $357,240 and would increase at 1% per month.

●	The stock price would fluctuate with the Company projected volatility using a random sampling (500,000 iterations for each valuation) from a normal distribution. The stock price of the underlying instrument is modelled such that it follows a geometric Brownian motion with constant drift and volatility.

●	The Holder would exercise the warrants after one trading day as they become exercisable (at issuance) at target prices of 3 to 5 times the projected reset price or higher.

●	Reset events were projected to occur by 9/30/19 – the option expires 3/31/20.

●	The stock price would fluctuate with an annual volatility. The projected annual volatility curve for each valuation period was based on the historical annual volatility of the company and the term remaining in the range 369.2% - 369.2%.

●	The Holder would exercise the warrant at maturity in 2020 if the stock price was above the reset exercise price.

The Company issued debts that consist of the issuance of convertible notes with variable conversion provisions. The conversion terms of the convertible notes are variable based on certain factors, such as the future price of the Company’s common stock. The number of shares of common stock to be issued is based on the future price of the Company’s common stock. The number of shares of common stock issuable upon conversion of the promissory note is indeterminate. Due to the fact that the number of shares of common stock issuable could exceed the Company’s authorized share limit, the equity environment is tainted and all additional convertible debentures and warrants are included in the value of the derivative. Pursuant to ASC 815-15 Embedded Derivatives, the fair values of the variable conversion option and warrants and shares to be issued were recorded as derivative liabilities on the issuance date.

The fair values of the Company’s derivative liabilities were estimated at the issuance date and are revalued at each subsequent reporting date, using a lattice model. The Company recognized current derivative liabilities of $1,690,304 and $2,255,781 at December 31, 2018 and 2017, respectively. The change in fair value of the derivative liabilities resulted in a gain of $702,493 and a loss of $2,115,986 for the years ended December 31, 2018 and 2017, respectively, which has been reported within other expense in the statements of operations. The gain of $702,493 for the year ended December 31, 2018 consisted of a net loss in market value of $64,139 on the convertible notes and a net gain of $766,632 in market value of the warrants. The loss of $2,115,986 for the year ended December 31, 2017 consisted of a loss of $7,103,444 attributable to the fair value of warrants, a gain of $3,766,437 due to the subsequent exchange of the warrants, a net loss in market value of $4,767 on the convertible notes and a net gain of $1,225,788 in market value of the warrants.

The following is a summary of changes in the fair market value of the derivative liability during the years ended December 31, 2018 and 2017, respectively:

Derivative
Liability
Total
Balance, December 31, 2016	$221,822
Increase in derivative value due to issuances of convertible promissory notes	221,515
Increase in derivative value attributable to tainted warrants	7,103,444
Decrease in derivative value attributable to exchange of warrants	(3,766,437)
Change in fair market value of derivative liabilities due to the mark to market adjustment	(1,221,021)
Debt conversions	(303,542)
Balance, December 31, 2017	$2,255,781
Increase in derivative value due to issuances of convertible promissory notes	336,643
Change in fair market value of derivative liabilities due to the mark to market adjustment	(702,493)
Debt conversions	(199,627)
Balance, December 31, 2018	$1,690,304

Key inputs and assumptions used to value the convertible debentures and warrants issued during the years ended December 31, 2018 and 2017:

●	Stock price ranging from $0.19 to $0.0812 during these periods would fluctuate with projected volatility.

●	The notes convert with variable conversion prices and fixed conversion prices (tainted notes).

●	An event of default would occur -0-% of the time, increasing 2% per month to a maximum of 10%.

●	The projected annual volatility curve for each valuation period was based on the historical annual volatility of the company in the range of 208.5% - 289.6%.

●	The Company would redeem the notes -0-% of the time, increasing 1% per month to a maximum of 5%.

●	All notes are assumed to be extended at maturity by 2 years – the time required to convert out this volume of stock.

●	The holders of the securities would automatically convert midway through to maturity on a monthly basis based on ownership and trading volume limitations.

●	A change of control and fundamental transaction would occur initially -0-% of the time and increase monthly by -0-% to a maximum of -0-%.

●	The monthly trading volume would average $868,383 to $798,331 and would increase at 1% per month.

●	The stock price would fluctuate with the Company projected volatility using a random sampling (500,000 iterations for each valuation) from a normal distribution. The stock price of the underlying instrument is modelled such that it follows a geometric Brownian motion with constant drift and volatility.

●	The Holder would exercise the warrants after one trading day as they become exercisable (at issuance) at target prices of 3 to 5 times the projected reset price or higher.

●	Reset events were projected to occur by 12/31/18 – the reset provision ends 3/30/19 and the option expires 3/30/20.

●	The stock price would fluctuate with an annual volatility. The projected annual volatility curve for each valuation period was based on the historical annual volatility of the company and the term remaining in the range 226.2% - 226.2%.

●	The Holder would exercise the warrant at maturity in 2020 if the stock price was above the reset exercise price.